Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net earnings	$ 2,220	$ 1,704
Change in unrealized gain on securities:
Unrealized (loss) gain arising during the year	(358)	98
Reclassification adjustment for realized gains	(102)	(95)
Net change in unrealized gain	(460)	3
Deferred income taxes on above change	171	(1)
Total other comprehensive (loss) income	(289)	2
Comprehensive income	$ 1,931	$ 1,706